As filed with the Securities and Exchange Commission on May 26, 1998
                                                      Registration No. 333-48713
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------

                        Post-Effective Amendment No. 1 to

                                    FORM S-6

                    For Registration Under the Securities Act
                    of 1933 of Securities of Unit Investment
                        Trusts Registered on Form N-8B-2
                              ---------------------

A.       EXACT NAME OF TRUST:

         Equity Securities Trust, Series 18, Signature Series, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust

B.       NAME OF DEPOSITOR:

         Reich & Tang Distributors, Inc.

C.       COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES:

         Reich & Tang Distributors, Inc.
         600 Fifth Avenue
         New York, New York 10020

D.       NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE:
                                                      COPY OF COMMENTS TO:
         PETER J. DEMARCO                             MICHAEL R. ROSELLA, Esq.
         Reich & Tang Distributors, Inc.              Battle Fowler LLP
         600 Fifth Avenue                             75 East 55th Street
         New York, New York 10020                     New York, New York 10022
                                                      (212) 856-6858


It is proposed that this filing become effective (check appropriate box)

/  /     immediately upon filing pursuant to paragraph (b) of Rule 485
/  /     on ____________ pursuant to paragraph (b)
/  /     60 days after filing pursuant to paragraph (a)
/  /     on (       date       ) pursuant to paragraph (a) of Rule 485


718042.1

--------------------------------------------------------------------------------
EQUITY SECURITIES TRUST,                         Reich & Tang Distributors, Inc.
Series 18, Signature Series                                     600 Fifth Avenue
Zachs' Fastest Growing Blue Chip                                  (212) 830-5200
Companies Trust and Zachs' Fastest
Growing Small Companies Trust
================================================================================


SUPPLEMENT DATED MAY 6, 1998

The following disclosure is to be inserted immediately following Page A-10 of the Prospectus:

ZACKS' FASTEST GROWING BLUE CHIP COMPANIES TRUST

Tap into the professional expertise of Wall Street's analysts.

What if you could invest with the pro's?

You'd simply identify the companies with the best potential for future earnings and invest in them. Easier said than done. But, what if you could tap into the expertise of thousands of Wall Street's analysts? And, what if you could pool the knowledge of those analysts before making your investment decision?

Introducing Zacks' Fastest Growing Blue Chip Companies Trust

Zacks Investment Research - a leader in rating the performance of Wall Street's analysts - invites you to invest in the Zacks' Fastest Growing Blue Chip Companies Trust. The term "fastest growing" identifies those small cap companies that Zacks believes to have greater earnings potential over the next one-to-two years. It's a truly unique opportunity created to take advantage of Zacks' investment strategy.

Over its two-year life, the Trust will seek total return through capital appreciation and current dividend income. In seeking to achieve its objective, the Trust will invest in a portfolio of ten blue-chip stocks selected from the Dow Jones Industrial Average (the "Dow") for their projected future earnings potential. The Sponsor of the Trust can give no assurance that the Trust's objectives can be achieved.

The success of the strategy relies on two key elements:
1.   The confidence that those analysts place in their own estimates.
2. Projected earnings estimates for these blue-chip companies, based on the consensus of all of the Wall Street analysts who follow the companies.

Once the results of Wall Street's analysts have been collected, Zacks calculates the average estimated earnings of each company, as well as the consensus of those averages, for one to two years in the future. Based on this information, Zacks then ranks these blue-chip companies and identifies the 10 stocks from the Dow with the most certain earnings growth.

The stocks selected for the Trust are those that have the highest potential, based on estimated earnings-per-share (EPS) growth. EPS is the portion of a company's profit allocated to each outstanding share of stock. So, the theory holds that those companies with the highest and most certain EPS growth will also have the highest return potential. Historically, the stocks of such companies have also tended to be less volatile.

The Strategy
Zacks compiles the research and projected earnings estimates for companies in the Dow as estimated by Wall Street's analysts. Then Zacks adjusts the companies' earnings-per-share (EPS) growth rates based on the consensus among the analysts who follow the stocks. Finally, it's time to calculate the average estimated earnings of each company for one to two years in the future. The 10 stocks selected for the Trust are those that have the highest potential, based on these EPS growth estimates.


718023.1

The following table compares the actual performance of the Dow Jones Industrial Average and the hypothetical performance of portfolios applying the Zacks' strategy for each of the stated periods:

                             24-Month Total Returns
Portfolios created as of the first day of May and ending on the thirtieth day of April for each 24-month period.

                                                                 The Strategy:
                                                        Zacks' Fastest Growing                           The Dow Jones
                Period:                                   Blue-Chip Companies:                     Industrial Average:

May 1985 - April 1987                                                122.9%                                 95.3%
May 1987 - April 1989                                                 28.2                                  15.3
May 1989 - April 1991                                                 71.1                                  30.8
May 1991 - April 1993                                                 67.8                                  42.9
May 1993 - April 1995                                                 43.7                                  37.4
May 1995 - April 1997                                                 89.9                                  72.8
Average 24-Month Total Return:                                        70.6%                                 49.1%

Unlike the Trust, this back tested data may include foreign securities and ADRs, as well as securities that may have announced a pending acquisition but was not consummated within the two-year period of a portfolio.

Past performance cannot guarantee future results. The value of your units, when redeemed, may be worth more or less than your original investment. Historical results of the hypothetical strategy for the past 13-year period ended April 30, 1997, including dividends but excluding fees, sales charges, commissions, expenses or taxes which would reduce the performance quoted. This strategy has underperformed the Dow in certain years and there can be no assurance that the Trust will outperform the Dow over its approximate two-year life.

718023.1
                                       -2-

ZACKS' FASTEST GROWING SMALL COMPANIES TRUST


Is smaller better?

While it may be true that steady blue-chip stocks remain the favorite of investors from year to year, there's something to be said about smaller companies making waves.

Over the long term, stocks of small capitalization (small cap) companies have provided more-aggressive investors with a better return than blue chip stocks. Their stock prices are also generally good values since they have yet to be discovered by large institutional investors.

Introducing Zacks' Fastest Growing Small Companies Trust

Zacks Investment Research - a leader in rating the performance of Wall Street's analysts - now offers you the opportunity to invest in the Zacks' Fastest Growing Small Companies Trust. The term "fastest growing" identifies those small cap companies that Zacks believes to have greater earnings potential over the next one-to-two years. The Trust seeks capital appreciation. It also aims to outperform the Russell 2000(R) Index - a popular measure of the stock price performance of small cap companies over its two-year life by investing in a portfolio of small cap companies. The Sponsor of the Trust can give no assurance that the Trust's objectives can be achieved.

The Trust will invest in a selection of up-and-coming companies that:
o  have at least $100 million in market capitalization
o are expected to experience earnings growth of at least 5(cent) per share in the coming year
o are relatively unknown to Wall Street - followed by only 2 or 3 analysts.

Because these stocks aren't widely followed by Wall Street analysts, they tend to be undervalued in the marketplace. That means the current stock price does not necessarily reflect the companies' expected growth. So, an opportunity for substantial price appreciation exists. From the universe of stocks that fits this criteria, Zacks will collect the projected earnings per share (EPS) results of the Wall Street analysts who follow the companies.

After calculating the average projected earnings of each company for one to two years in the future as estimated by the analysts, Zacks will then identify the fastest growing small cap companies for the portfolio.

The Strategy
From the universe of stocks that fit this criteria, Zacks Investment Research will collect the projected earnings for each stock calculated by each of the Wall Street analysts who follow those companies. Once the results of the analysts have been tallied, Zacks formulates a consensus of the analysts' estimates of the average projected earnings of each company for one or two years in the future. From this information, Zacks will then identify the twenty projected fastest growing small cap companies for inclusion in the portfolio of the Trust.


718023.1
                                       -3-

The following table compares the actual performance of the Dow Jones Industrial Average and the hypothetical performance of portfolios applying the Zacks' strategy for each of the stated periods:

                             24-month Total Returns
(Portfolios created as of the first day of May and ending on the thirtieth day of April for each 24-month period)

                                                                 The Strategy:
                                                        Zacks' Fastest Growing
                Period:                                       Small Companies:                The Russell 2000(R)Index:

May 1985 - April 1987                                                 102.4%                             48.7%
May 1987 - April 1989                                                  35.7                               6.1
May 1989 - April 1991                                                  23.1                               7.7
May 1991 - April 1993                                                  59.7                              35.5
May 1993 - April 1995                                                  97.5                              23.1
May 1995 - April 1997                                                  59.1                              33.1
Average 24-Month Total Return:                                         62.9%                             25.7%

Unlike the Trust, this back tested data may include foreign securities and ADRs, as well as securities that may have announced a pending acquisition but was not consummated within the two-year period of a portfolio.

Past performance cannot guarantee future results. The value of your units, when redeemed, may be worth more or less than your original investment. Historical results of the hypothetical strategy for the past 13-year period ended April 30, 1997, including dividends but excluding fees, sales charges, commissions, expenses or taxes which would reduce the performance quoted. This strategy has underperformed the Russell 2000(R) Index in certain years and there can be no assurance that the Trust will outperform the Russell 2000(R) Index over its approximate two-year life.

Highlights of the Blue Chip Trust and Small Companies Trust

Professional Selection
Your portfolio will be selected using the expertise of Wall Street's financial analysts.

A Buy-and-Hold Strategy
The buy-and-hold, fixed portfolio eliminates management fees and reduces trading expenses. The savings are passed on to you, the investor. Investors purchasing units will pay a sales charge.

Monitored Portfolio
The stocks in your portfolio are continuously monitored, and under certain limited circumstances, can be removed from the portfolio.

Daily Pricing & Liquidity
You have the flexibility to redeem your units at the net asset value any day the stock market is open. Keep in mind that the daily price will fluctuate with the underlying securities, and may be worth more or less than you originally paid.

Retirement Plan Qualified
You may hold the Trusts in your IRA or custodial accounts, in addition to your regular investment portfolio.

Compounded Returns
You have the option to take advantage of the power of compounding by having any distributions automatically reinvested into additional units of a Trust at a reduced sales charge.


718023.1
                                       -4-

Three Options at Termination

When a Trust terminates you have three options, which may be subject to tax liability. You may:
1. receive your distribution in cash,
2. reinvest your proceeds into a new trust at a reduced sales charge, or
3. receive shares of the underlying stock (minimums apply).

Risk Considerations
An investment in units of either Trust should be made with an understanding of the risks associated with an investment in common stocks, which include the risks that the financial condition of the issuer may become impaired or that the general condition of the stock market may worsen. In addition, the Trust is "fixed" and not managed; therefore the amount realized upon the sale of a security at termination may not be the highest price attained by an individual security during the life of the Trust.

Units of the Trusts are not deposits or obligations of, or guaranteed by any bank. Units are not Federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk, including loss of capital.

The name "Dow Jones Industrial Average" is the property of Dow Jones & Company, Inc., and the name Russell 2000(R) Index is the property of the Frank Russell Company, neither of which are affiliated with the Sponsor and have not participated in any way in the creation of the Trusts or in the selection of the stocks included in the Trusts and have not reviewed or approved any information included in this Prospectus. Neither the Dow Jones & Company, Inc. nor the Frank Russell Company have granted to the Trusts or the Sponsor a license to use the Dow Jones Industrial Average or the Russell 2000(R) Index, respectively.


718023.1
                                       -5-

          PART II -- ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

ITEM A -- BONDING ARRANGEMENTS

     The employees of Reich & Tang Distributors, Inc. are covered under Brokers' Blanket Policy, Standard Form 14, in the amount of $11,000,000 (plus $196,000,000 excess coverage under Brokers' Blanket Policies, Standard Form 14 and Form B Consolidated). This policy has an aggregate annual coverage of $15 million.

ITEM B -- CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

       The facing sheet on Form S-6.
       The Cross-Reference Sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Equity Securities Trust, Series 12, 1997 Triple Strategy Trust II).
       The Prospectus consisting of pages (incorporated by reference to the Prospectus filed in Amendment No. 2 to the Registration Statement on Form S-6 No. 333-48713 filed on May 6, 1998).
       Undertakings. (incorporated by reference to the Undertakings filed in Amendment No. 2 to the Registration Statement No. 333-48713 filed on May 6, 1998).
       Signatures.
       Written consents of the following persons:
                Battle Fowler LLP (included in Exhibit 3.1)
                Price Waterhouse LLP (incorporated by reference to Amendment
                     No. 2 to the Registration Statement on Form S-6 No. 333-48713 filed on May 6, 1998)
                Consent of Portfolio Consultant (incorporated by reference to
                     Amendment No. 2 to the Registration Statement on Form S-6 No. 333-48713 filed on May 6, 1998)

     The following exhibits:
       99.1.1  -- Reference Trust Agreement including certain amendments to the Trust Indenture and Agreement referred to under Exhibit
                  99.1.1.1 below. (filed as Exhibit 99.1.1 to Amendment No. 2 to Form S-6 Registration Statement No. 333-48713 if Equity Securities Trust, Series 18, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust on May 6, 1998 and incorporated herein by reference.
     99.1.1.1  -- Form of Trust Indenture and Agreement (filed as Exhibit
                  99.1.1.1 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporate herein by reference).
     99.1.3.5  -- Certificate of Incorporation of Reich & Tang Distributors,
                  Inc. (filed as Exhibit 99.1.3.5 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).
     99.1.3.6  -- By-Laws of Reich & Tang Distributors, Inc.(filed as Exhibit
                  99.1.3.6 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).
       99.1.4  -- Form of Agreement Among Underwriters (filed as Exhibit
                  99.1.4 to Amendment No. 1 to Form S-6 Registration Statement No. 33-62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).
       99.2.1  -- Form of Certificate (filed as Exhibit 99.2.1 to Amendment
                  No. 1 to Form S-6 Registration Statement No. 33- 62627 of Equity Securities Trust, Series 6, Signature Series, Gabelli Entertainment and Media Trust on November 16, 1995 and incorporated herein by reference).
       99.3.1  -- Opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust. (filed as Exhibit 99.3.1 to Amendment No. 2 to Form S-6 Registration Statement No. 333-48713 if Equity Securities Trust, Series 18, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust on May 6, 1998 and incorporated herein by reference.
       99.6.0  -- Power of Attorney of Reich & Tang Distributors, Inc., the
                  Depositor, by its officers and a majority of its Directors (filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998 and incorporated herein by reference).
       *99.27  -- Financial Data Schedule (for EDGAR filing only).

--------------
*  Filed herewith



718042.1

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Equity Securities Trust, Series 18, Signature Series, Zacks' Fastest Growing Blue Chip Companies Trust and Zacks' Fastest Growing Small Companies Trust, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of New York and State of New York on the 26th day of May, 1998.

                              EQUITY SECURITIES TRUST, SERIES 18,
                              SIGNATURE SERIES,
                              ZACKS' FASTEST GROWING BLUE CHIP COMPANIES TRUST AND ZACKS' FASTEST GROWING SMALL COMPANIES TRUST
                                  (Registrant)

                              REICH & TANG DISTRIBUTORS, INC.
                                  (Depositor)

                              By /s/ PETER J. DEMARCO
                                 --------------------
                                    Peter J. DeMarco
                                    Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons, who constitute the principal officers and a majority of the directors of Reich & Tang Distributors, Inc., the Depositor, in the capacities and on the dates indicated.

                     Name                                        Title                               Date
                     ----                                        -----                               ----

RICHARD E. SMITH, III                         President and Director
PETER S. VOSS                                 Director
G. NEAL RYLAND                                Director
STEVEN W. DUFF                                Director
ROBERT F. HOERLE                              Managing Director                          May 26, 1998
PETER J. DEMARCO                              Executive Vice President
RICHARD I. WEINER                             Vice President
BERNADETTE N. FINN                            Vice President
LORRAINE C. HYSLER                            Secretary
RICHARD DE SANCTIS                            Treasurer
EDWARD N. WADSWORTH                           Executive Officer

                                                                                         By /s/ PETER J. DEMARCO
                                                                                            --------------------
                                                                                              Peter J. DeMarco
                                                                                              as Executive Vice President
                                                                                              and Attorney-In-Fact*

-----------------------------------

     * Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-44301 on January 15, 1998.

718042.1
                                      II-3

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